Annual Fund Operating Expenses - (John Hancock Disciplined Value International Fund)	Mar. 30, 2023
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | Class A
Prospectus [Line Items]
Management fee	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Service plan fee	none
Additional other expenses	0.18%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.14%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	1.13%
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | Class C
Prospectus [Line Items]
Management fee	0.70%	[1]
Distribution and Service (12b-1) Fees	1.00%
Service plan fee	none
Additional other expenses	0.18%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.89%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	1.88%
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | Class I
Prospectus [Line Items]
Management fee	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Service plan fee	none
Additional other expenses	0.18%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.89%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	0.88%
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | Class R2
Prospectus [Line Items]
Management fee	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Service plan fee	0.25%	[5]
Additional other expenses	0.08%
Other expenses	0.33%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.29%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	1.28%
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | Class R4
Prospectus [Line Items]
Management fee	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Service plan fee	0.10%
Additional other expenses	0.08%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.14%	[3]
Fee Waiver or Reimbursement	(0.11%)	[4],[6]
Total annual fund operating expenses after expense reimbursements	1.03%
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | Class R6
Prospectus [Line Items]
Management fee	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Service plan fee	none
Additional other expenses	0.08%
Other expenses	0.08%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.79%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	0.78%
(John Hancock Disciplined Value International Fund - Class R5) | Class R5
Prospectus [Line Items]
Management fee	0.70%	[7]
Service plan fee	0.05%
Additional other expenses	0.08%	[8]
Other expenses	0.13%
Acquired fund fees and expenses	0.01%	[9]
Total annual fund operating expenses	0.84%	[10]
Fee Waiver or Reimbursement	(0.01%)	[11]
Total annual fund operating expenses after expense reimbursements	0.83%
(John Hancock Disciplined Value International Fund - Class NAV) | Class NAV
Prospectus [Line Items]
Management fee	0.70%	[12]
Other expenses	0.07%
Acquired fund fees and expenses	0.01%	[13]
Total annual fund operating expenses	0.78%	[14]
Fee Waiver or Reimbursement	(0.01%)	[15]
Total annual fund operating expenses after expense reimbursements	0.77%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2023.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[4]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	“Service plan fee” has been restated to reflect maximum allowable fees.
[6]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2024 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[7]	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2023.
[8]	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R5 shares.
[9]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[10]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[11]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[12]	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2023.
[13]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[14]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[15]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.